PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Sensitivity Analysis on Defined Benefit Obligations (Details) - Actuarial assumption of discount rates € in Millions	Dec. 31, 2021 EUR (€)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
50 bp increase in discount rates	€ (75)
50 bp decrease in discount rates	81
France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
50 bp increase in discount rates	(10)
50 bp decrease in discount rates	10
Germany
Disclosure of sensitivity analysis for actuarial assumptions [line items]
50 bp increase in discount rates	(7)
50 bp decrease in discount rates	8
Switzerland
Disclosure of sensitivity analysis for actuarial assumptions [line items]
50 bp increase in discount rates	(24)
50 bp decrease in discount rates	25
United States
Disclosure of sensitivity analysis for actuarial assumptions [line items]
50 bp increase in discount rates	(34)
50 bp decrease in discount rates	€ 38